Earnings(loss) per share (Details Narrative) - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 10, 2025	Jul. 25, 2023	Dec. 28, 2017	Dec. 18, 2014	Dec. 17, 2014
Statement [Line Items]
Weighted average number of shares outstanding in the year	75,471,592,326	12,745,069,737	2,109,776,108
Right to receive shares		60,000
American Depository Share [member]
Statement [Line Items]
Common stock, receivable shares				60,000,000	480,000	48,000	16,000	4,000
Common stock, par value								¥ 0.00005